Investment Securities (Contractual Maturities and Pledged Securities) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Securities [Abstract]
Within one year, amortized cost, Available for Sale	$ 1,423,071	$ 1,259,229	$ 1,009,341	$ 1,644,598
Over one to five years, amortized cost, Available for Sale	15,919,114	19,052,724	1,992,780	4,440,360
Over five to ten years, amortized cost, Available for Sale	33,286,866	28,684,389	12,034,769	8,567,790
Over ten years, amortized cost, Available for Sale	124,437,478	108,806,473	17,562,147	12,751,035
Total Amortized cost, Available for Sale	175,066,529	157,802,815	32,599,037	27,403,783
Within one year, fair value, Available for Sale	1,426,965	1,280,872	1,041,750	1,663,512
Over one to five years, fair value, Available for Sale	16,053,085	19,138,115	2,078,874	4,621,900
Over five to ten years, fair value, Available for Sale	34,083,489	29,502,002	12,202,523	8,760,477
Over ten years, fair value, Available for Sale	128,799,993	111,863,846	17,726,648	12,967,059
Total Fair value, Available for Sale	180,363,532	161,784,835	33,049,795	28,012,948
Pledged securities, amortized cost	36,618,131	34,530,023
Pledged securities, fair value	37,677,667	35,550,747
Over one to five years, amortized cost, Held to Maturity			302,084	99,927
Over five to ten years, amortized cost, Held to Maturity			6,784,476	2,279,892
Over ten years, amortized cost, Held to Maturity			14,649,909	3,426,688
Total Amortized cost, Held to Maturity			21,736,469	5,806,507
Over one to five years, fair value, Held to Maturity			305,385	100,210
Over five to ten years, fair value, Held to Maturity			7,005,706	2,373,515
Over ten years, fair value, Held to Maturity			14,654,490	3,603,040
Total Fair value, Held to Maturity			$ 21,965,581	$ 6,076,765